Compensation Plans and Post-Employment Benefits - AOCI (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	$ (48)	$ (7)
Amortization and settlements included in net periodic benefit cost	(1)	(12)
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	35	0
Amortization and settlements included in net periodic benefit cost	$ 0	$ 0